Segmented information	12 Months Ended
Sep. 30, 2023
Disclosure of operating segments [abstract]
Segmented information	Segmented information
The following tables present information on the Company's operations based on its current management structure. Segment results are based on the location from which the services are delivered - the geographic delivery model (Note 12).

		Year ended September 30, 2023
	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific	Eliminations	Total
	$	$	$	$	$	$	$	$	$	$	$
Segment revenue	2,605,926	2,277,996	2,064,659	1,935,238	1,648,356	1,455,529	828,951	755,901	918,056	(194,252)	14,296,360
Segment earnings before acquisition-related and integration costs, cost optimization program, net finance costs and income tax expense[1]	355,578	339,410	477,502	306,362	127,320	216,517	110,583	101,871	277,598	—	2,312,741
Acquisition-related and integration costs (Note 27d)											(53,401)
Cost optimization program (Note 25)											(8,964)
Net finance costs (Note 26)											(52,463)
Earnings before income taxes											2,197,913
[1] Total amortization and depreciation of $507,087,000 included in the Western and Southern Europe, U.S. Commercial and State Government, Canada, U.S. Federal, Scandinavia and Central Europe, U.K. and Australia, Finland, Poland and Baltics, Northwest and Central-East Europe and Asia Pacific segments is $85,049,000, $83,359,000, $55,589,000, $59,334,000, $90,098,000, $38,423,000, $38,345,000, $31,616,000 and $25,274,000, respectively, for the year ended September 30, 2023.

		Year ended September 30, 2022
	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific	Eliminations	Total
	$	$	$	$	$	$	$	$	$	$	$
Segment revenue	2,152,113	2,075,321	1,981,380	1,750,902	1,571,118	1,291,125	729,024	692,859	799,661	(176,302)	12,867,201
Segment earnings before acquisition-related and integration costs, net finance costs and income tax expense[1]	289,730	304,767	463,289	276,395	125,728	200,117	96,651	88,287	241,672	—	2,086,636
Acquisition-related and integration costs (Note 27d)											(27,654)
Net finance costs (Note 26)											(92,023)
Earnings before income taxes											1,966,959
[1] Total amortization and depreciation of $470,572,000 included in the Western and Southern Europe, U.S. Commercial and State Government, Canada, U.S. Federal, Scandinavia and Central Europe, U.K. and Australia, Finland, Poland and Baltics, Northwest and Central-East Europe and Asia Pacific segments is $62,922,000, $70,417,000, $57,528,000, $54,073,000, $91,435,000, $40,765,000, $33,219,000, $34,323,000 and $25,890,000, respectively, for the year ended September 30, 2022. Amortization in intangible assets of $3,359,000 includes impairments mainly from a business solution in Northwest and Central-East Europe for $2,131,000. These assets were no longer expected to generate future economic benefits.
The accounting policies of each operating segment are the same as those described in Note 3, Summary of material accounting policies. Intersegment revenue is priced as if the revenue was from third parties.
29.    Segmented information (continued)
GEOGRAPHIC INFORMATION

The following table provides external revenue information based on the client’s location which is different from the revenue presented under operating segments, due to the intersegment revenue, for the years ended September 30:

	2023	2022
	$	$
Western and Southern Europe
France	2,277,088	1,846,832
Portugal	116,928	105,225
Spain	114,341	111,515
Others	55,519	52,510
	2,563,876	2,116,082

U.S.[1]	4,404,982	3,987,025

Canada	2,232,091	2,143,211

Scandinavia and Central Europe
Germany	925,679	811,458
Sweden	691,240	697,941
Norway	123,366	143,259
	1,740,285	1,652,658

U.K. and Australia
U.K.	1,588,665	1,397,161
Australia	90,576	75,746
	1,679,241	1,472,907

Finland, Poland and Baltics
Finland	820,886	727,853
Others	49,564	34,676
	870,450	762,529

Northwest and Central-East Europe
Netherlands	571,757	494,227
Denmark	95,758	114,849
Czech Republic	72,559	54,621
Others	61,854	64,632
	801,928	728,329

Asia Pacific
Others	3,507	4,460
	3,507	4,460
	14,296,360	12,867,201
[1]    External revenue included in the U.S Commercial and State Government and U.S. Federal operating segments was $2,461,366,000 and $1,943,616,000, respectively in 2023 ($2,226,473,000 and $1,760,552,000, respectively in 2022).
29.    Segmented information (continued)
GEOGRAPHIC INFORMATION (CONTINUED)

The following table provides information for PP&E, right-of-use assets, contract costs and intangible assets based on their location:

	As at September 30, 2023	As at September 30, 2022
	$	$
U.S.	557,381	556,075
Canada	427,811	374,757
France	200,842	217,261
U.K.	115,560	112,924
Finland	100,212	97,486
Sweden	94,801	100,088
Germany	85,013	89,527
India	65,664	71,942
Netherlands	49,570	47,274
Rest of the world	106,292	114,966
	1,803,146	1,782,300
INFORMATION ABOUT SERVICES
The following table provides revenue information based on services provided by the Company for the year ended
September 30:

	2023	2022
	$	$
Managed IT and business process services	7,674,460	6,980,988
Business and strategic IT consulting and systems integration services	6,621,900	5,886,213
	14,296,360	12,867,201
MAJOR CLIENT INFORMATION
Contracts with the U.S. federal government and its various agencies, included within the U.S. Federal operating segment, accounted for $1,923,977,000 and 13.5% of revenues for the year ended September 30, 2023 ($1,705,173,000 and 13.3% for the year ended September 30, 2022).